July 1, 2021

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                   AIM ETF Products Trust (the “Registrant”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 8/11 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register shares of six new series of the Registrant designated as the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “6 Month Series Funds”) and AllianzIM U.S. Large Cap Floor10 Jan ETF, AllianzIM U.S. Large Cap Floor10 Apr ETF, AllianzIM U.S. Large Cap Floor10 Jul ETF, and AllianzIM U.S. Large Cap Floor10 Oct ETF (the “Floor Series Funds,” and, together with the 6 Month Series Funds, the “New Series Funds”). The Amendment relates only to the New Series Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed (1) a pre-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 15, 2020 (Accession No. 0001137439-20-000250) (“April Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF series of the Registrant (the “April Series Funds”); (2) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 21, 2020 (Accession No. 0001137439-20-000290) (“July Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF series of the Registrant (the “July Series Funds”); (3) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 1, 2020 (Accession No. 0001137439-20-000647) (“October Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF series of the Registrant (the “October Series Funds”); and (4) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on October 1, 2020 (Accession No. 0001680359-20-000504) (“January Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF series of the Registrant (the “January Series Funds,” and together with the April Series Funds, July Series Funds, and October Series Funds, the “Prior Funds”).

Because: (1) the 6 Month Series Funds employ investment objectives, policies and techniques that are identical to the Prior Funds with the exception of the Outcome Period, and the Floor Series Funds employ investment objectives, policies and techniques that are identical to the Prior Funds with the exception of the Buffer strategy, which is replaced with a Floor strategy (in each case as defined in the April Funds Amendment, July Funds Amendment, October Funds Amendment, January Funds Amendment and the Amendment), as described below, and (2) the Amendment contains disclosure that is substantially

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.

similar to the disclosure contained in the prospectuses and SAIs of the Prior Funds that were included in the April Funds Amendment, July Funds Amendment, October Funds Amendment, and January Funds Amendment, respectively, the Registrant believes that the Amendment is eligible for selective review.

As noted above, the primary difference between each of the 6 Month Series Funds and the Prior Funds is the Outcome Period, as follows:

Fund	Initial Outcome Period	Subsequent Outcome Periods
Prior Funds
April Series Funds	June 1, 2020 through March 31, 2021	one-year period from April 1 to March 31
July Series Funds	July 1, 2020 through June 30, 2021	one-year period from July 1 to June 30
October Series Funds	October 1, 2020 through September 30, 2021	one-year period from October 1 to September 30
January Series Funds	January 1, 2021 through December 31, 2021	one-year period from January 1 to December 31
6 Month Series Funds
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	October 1, 2021 through March 31, 2022	six-month period from April 1 to September 30 or October 1 to March 31
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	January 1, 2022 through June 30, 2022	six-month period from July 1 to December 31 or January 1 to June 30

As noted above, the primary difference between the Floor Series Funds and the Prior Funds is replacing the Buffer strategy with a Floor strategy. The Buffer strategy seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Floor strategy seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while limiting losses in the Fund to a maximum of 10% (by providing a Floor against S&P 500 Price Index losses exceeding 10%).

In addition, with respect to the New Series Funds included in the Amendment, each 6 Month Series Fund is identical with the exception of the Outcome Period, each Floor Series Fund is identical with the exception of the Outcome Period, and each 6 Month Series Fund is identical to each Floor Series Fund with the exception of the Outcome Period and replacing the 6 Month Series Funds’ Buffer strategy with the Floor Series Funds’ Floor strategy.

Please direct questions or comments relating to this filing to J. Stephen Feinour, Jr. of the Stradley Ronon law firm, at 215-564-8521.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     _________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.